Post-retirement benefits - Summary of funding policy and contributions to plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	$ 464	$ 201	$ 257
Contributions to defined contribution plans	311	261	235
Total	775	$ 462	$ 492
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	425
Contributions to defined contribution plans	309
Total	734
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions to defined benefit plans	39
Contributions to defined contribution plans	2
Total	$ 41